Schedule of Investments – IQ Engender Equality ETF

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 9.7%
AT&T, Inc.	3,417	$87,134
Discovery, Inc., Class A*	3,490	97,406
Meta Platforms, Inc., Class A*	243	76,122
Omnicom Group, Inc.	1,113	83,876
Spotify Technology SA*	345	67,710
Verizon Communications, Inc.	1,528	81,335
ViacomCBS, Inc., Class B	2,752	92,054
Total Communication Services		585,637

Consumer Discretionary — 15.5%
eBay, Inc.	1,269	76,229
Etsy, Inc.*	367	57,648
Ford Motor Co.	4,110	83,433
Gap, Inc. (The)	4,831	87,296
General Motors Co.*	1,473	77,671
Hasbro, Inc.	822	76,019
Marriott International, Inc., Class A*	541	87,166
PVH Corp.	831	78,953
Ralph Lauren Corp.	706	78,253
Target Corp.	364	80,237
VF Corp.	1,145	74,665
Yum China Holdings, Inc.	1,671	80,492
Total Consumer Discretionary		938,062

Consumer Staples — 13.7%
Campbell Soup Co.	1,884	83,122
Clorox Co. (The)	467	78,391
Coca-Cola Co. (The)	1,407	85,841
Colgate-Palmolive Co.	985	81,213
General Mills, Inc.	1,201	82,485
Hershey Co. (The)	433	85,331
J M Smucker Co. (The)	596	83,786
Kimberly-Clark Corp.	583	80,250
PepsiCo, Inc.	483	83,810
Procter & Gamble Co. (The)	516	82,792
Total Consumer Staples		827,021

Financials — 14.9%
American Express Co.	508	91,348
Bank of America Corp.	1,852	85,451
BlackRock, Inc.	89	73,242
Citigroup, Inc.	1,365	88,889
Goldman Sachs Group, Inc. (The)	213	75,547
JPMorgan Chase & Co.	518	76,975
MetLife, Inc.	1,349	90,464
Moody's Corp.	206	70,658
Principal Financial Group, Inc.	1,134	82,850
S&P Global, Inc.	174	72,248
Wells Fargo & Co.	1,694	91,137
Total Financials		898,809

Health Care — 12.1%
AbbVie, Inc.	627	85,830
Amgen, Inc.	365	82,906
Biogen, Inc.*	342	77,292
BioMarin Pharmaceutical, Inc.*	940	83,312
Bristol-Myers Squibb Co.	1,320	85,655
Eli Lilly & Co.	304	74,599
Illumina, Inc.*	211	73,601
Johnson & Johnson	483	83,216
Merck & Co., Inc.	1,073	87,428
Total Health Care		733,839

Industrials — 7.7%
3M Co.	465	77,199
Cummins, Inc.	385	85,039
Lyft, Inc., Class A*	2,134	82,202
Nielsen Holdings PLC	3,975	74,968
Robert Half International, Inc.	763	86,417
Sunrun, Inc.*	2,374	61,558
Total Industrials		467,383

Information Technology — 14.5%
Accenture PLC, Class A	205	72,484
Adobe, Inc.*	146	78,008
Autodesk, Inc.*	293	73,188
Automatic Data Processing, Inc.	354	72,984
Genpact Ltd.	1,603	79,749
International Business Machines Corp.	638	85,218
Intuit, Inc.	131	72,735
Mastercard, Inc., Class A	233	90,027
PayPal Holdings, Inc.*	436	74,966
Visa, Inc., Class A(a)	383	86,623
Western Union Co. (The)	4,675	88,404
Total Information Technology		874,386

Materials — 5.2%
Dow, Inc.	1,502	89,715
DuPont de Nemours, Inc.	1,062	81,349
Ecolab, Inc.	360	68,202
International Flavors & Fragrances, Inc.	563	74,271
Total Materials		313,537

Real Estate — 6.6%
CBRE Group, Inc., Class A*	799	80,971
Essex Property Trust, Inc.	238	79,135
Host Hotels & Resorts, Inc.*	5,172	89,683
VICI Properties, Inc.	2,942	84,200
Zillow Group, Inc., Class C*	1,301	65,674
Total Real Estate		399,663

Total Investments — 99.9%
(Cost $6,330,846)		6,038,337
Other Assets and Liabilities, Net — 0.1%		5,273
Net Assets — 100.0%		$6,043,610

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $80,290; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $82,578.

Schedule of Investments – IQ Engender Equality ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$6,038,337	$–	$–	$6,038,337
Total Investments in Securities	$6,038,337	$–	$–	$6,038,337

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.